The following document was filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference herein:

1.	Schedules A and B to the Amended and
Restated Investment Advisory and
Administration Agreement between Registrant and Charles Schwab Investment Management,
Inc. ("CSIM"), dated December 1, 2017, are incorporated herein by reference to Exhibit
(d)(iv) of Post-Effective Amendment No. 180 to
Registrant's Registration Statement on Form N-
1A (File No. 811-07704), electronically filed with the SEC on December 1, 2017.

The following documents are filed with the SEC herein:

1.	Amendment, dated September 27, 2018, to
Investment Sub-Advisory Agreement between
CSIM and American Century Investment
Management, Inc. is filed herein.
2.	Amendment, dated September 27, 2018, to
Investment Sub-Advisory Agreement between
CSIM and Wellington Management Company
LLP is filed herein.
3.	Amendment, dated September 27, 2018, to
Investment Sub-Advisory Agreement between
CSIM and William Blair Investment
Management, LLC is filed herein.